Remeasurement items affecting operating profit - Remeasurement Items (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Remeasurement items
Impairment loss	R 18,451	R 9,115	R 2,477
Reversal of impairment loss	(949)	(354)	(1,136)
Fair value write down - assets held for sale			64
Loss (profit) on disposals	1,109	828	211
Write-off of unsuccessful exploration wells	34	312
Remeasurement items per income statement	18,645	9,901	1,616
Tax effect	(4,012)	(1,834)	(532)
Non-controlling interest effect	(5)	(9)	(7)
Total remeasurement items for subsidiaries and joint operations, net of tax	14,628	8,058	1,077
Remeasurement items for equity accounted investments	15	11	14
Total remeasurement items for the Group, net of tax	14,643	8,069	1,091
Property, plant and equipment
Remeasurement items
Impairment loss	14,161	7,623	415
Reversal of impairment loss	(650)		(272)
Property plant and equipment disposed by sale
Remeasurement items
Loss (profit) on disposals	(32)	(3)	(25)
Property plant and equipment scrapped
Remeasurement items
Loss (profit) on disposals	556	454	183
Assets under construction
Remeasurement items
Impairment loss	4,272	1,492	1,942
Reversal of impairment loss	(299)	(14)	(849)
Loss (profit) on disposals	852	1,200	100
Intangible assets and goodwill
Remeasurement items
Impairment loss	11		120
Reversal of impairment loss		(56)
Loss (profit) on disposals		11	4
Equity accounted investments
Remeasurement items
Reversal of impairment loss		(269)	(15)
Other assets
Remeasurement items
Impairment loss	7
Reversal of impairment loss		(15)
Loss (profit) on disposals		(1)
Disposal of businesses
Remeasurement items
Loss (profit) on disposals	R (267)	R (833)	R (51)